Inventories (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Cost of inventories	€ 383,115	€ 328,749	€ 324,030
Reversal of inventory write-down				€ 0
Cost of sales, exclusive of depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-downs	€ 2,913	€ 6,009	€ 1,022